Leases (Details 5)	Dec. 31, 2024 USD ($)
Leases
Undiscounted cash flows, Operating Lease	$ 390,540
Undiscounted cash flows, Finance Leases	3,697,598
Discount effect of cash flows, Operating Leases	(19,282)
Discount effect of cash flows, Finance Leases	(499,490)
Lease liabilities, Operating Leases	371,258
Lease liabilities, Finance Leases	$ 3,198,108